RELATED PARTY (Details Narrative 2) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Company [Member]
Consulting Fees			$ 46,082
Accounts Payable			40,000
Office and Director [Member]
Consulting Fees	$ 24,650	$ 3,500	31,920
Accounts Payable			28,000
Company [Member]
Consulting Fees			69,637
Director [Member]
Consulting Fees			$ 197,618